Financial Risks - Summary of Composition of Impairment Losses and Recoveries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Other (none individually greater than EUR 25 million)	€ (24)	€ (16)
Subtotal	(24)	(16)
Total recoveries	34	16
Sub-total	34	€ 16
Net (impairments) and recoveries	€ 10